Note 19 - Financial Instruments (Details) - Estimated of Fair Values for Other Financial Instruments - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Estimated of Fair Values for Other Financial Instruments [Abstract]
Other receivables	$ 3,922	$ 5,458
Other receivables	3,922	10,039
Marketable securities	4,175
Marketable securities	4,175
Long-term debt	260,947	493,348
Long-term debt	$ 260,947	$ 513,128